ETFMG Sit Ultra Short ETF
Schedule of Investments
December 31, 2020 (Unaudited)

	Principal Amount	Value
ASSET BACKED SECURITIES - 1.6%
Autombiles - 1.6%
Carvana Auto Receivables Trust 2019-2
2.580%, 03/15/2023 (a)	$1,712,875	$1,720,468
TOTAL ASSET BACKED SECURITIES (Cost $1,716,394)		1,720,468

	Principal Amount	Value
CORPORATE OBLIGATIONS - 97.1%
Aerospace & Defense - 0.9%
General Dynamics Corp.
0.594% (3 Month LIBOR + 0.380%) 05/11/2021 (b)	1,000,000	1,001,270
Agriculture - 0.2%
Bunge Ltd Finance Corp.
3.000%, 09/25/2022	206,000	213,986
Automotive - 8.1%
American Honda Finance Corp.
0.575% (3 Month LIBOR + 0.350%) 11/05/2021 (b)	450,000	451,147
BMW US Capital LLC
0.714% (3 Month LIBOR + 0.500%) 08/13/2021 (a)(b)	160,000	160,389
0.874% (3 Month LIBOR + 0.640%) 04/06/2022 (a)(b)	1,290,000	1,295,807
Daimler Finance North America LLC
1.093% (3 Month LIBOR + 0.880%) 02/22/2022 (a)(b)	2,422,000	2,440,039
General Motors Financial Co, Inc.
3.150%, 06/30/2022	1,488,000	1,540,992
Hyundai Capital America
2.850%, 11/01/2022 (a)	2,000,000	2,073,776
PACCAR Financial Corp.(b)
0.466% (3 Month LIBOR + 0.260%) 05/10/2021	145,000	145,119
Toyota Motor Credit Corp.
0.622% (3 Month LIBOR + 0.400%) 05/17/2022 (b)	500,000	501,685
		8,608,954
Banks - 36.5% (e)
Bank of America Corp.
1.638% (3 Month LIBOR + 1.420%) 04/19/2021 (b)	1,000,000	1,004,049
1.389% (3 Month LIBOR + 1.180%) 10/21/2022 (b)	100,000	100,826
1.215% (3 Month LIBOR + 1.000%) 04/24/2023 (b)	1,000,000	1,010,506
Bank of Montreal
0.851% (3 Month LIBOR + 0.630%) 09/11/2022 (b)	250,000	252,132
Bank of Nova Scotia
0.520% (3 Month LIBOR + 0.290%) 01/08/2021 (b)	500,000	500,016
0.635% (3 Month LIBOR + 0.420%) 01/25/2021 (b)	1,000,000	1,000,274
0.865% (3 Month LIBOR + 0.640%) 03/07/2022 (b)	150,000	150,975
Barclays PLC
1.849% (3 Month LIBOR + 1.625%) 01/10/2023 (b)	1,300,000	1,311,213
BBVA USA
0.951% (3 Month LIBOR + 0.730%) 06/11/2021 (b)	500,000	501,155
Citibank NA
3.165%, 02/19/2022 (c)	400,000	401,402
0.824% (3 Month LIBOR + 0.600%) 05/20/2022 (b)	1,821,000	1,824,504
Citizens Financial Group, Inc.
4.150%, 09/28/2022 (a)	672,000	709,805
Commonwealth Bank of Australia
0.916% (3 Month LIBOR + 0.680%) 09/18/2022 (a)(b)	2,539,000	2,564,809
Cooperatieve Rabobank UA
0.701% (3 Month LIBOR + 0.480%) 01/10/2023 (b)	895,000	899,454
Credit Suisse AG/New York NY
0.537% (3 Month SOFR + 0.450%) 02/04/2022 (b)	1,490,000	1,492,861
Fifth Third Bank NA
0.854% (3 Month LIBOR + 0.640%) 02/01/2022 (b)	2,000,000	2,012,111
First Niagara Financial Group, Inc.
7.250%, 12/15/2021	1,050,000	1,117,138
Fulton Financial Corp.
3.600%, 03/16/2022	600,000	615,827
Huntington Bancshares, Inc.
4.350%, 02/04/2023 (b)	766,000	821,801
Huntington National Bank
0.775% (3 Month LIBOR + 0.550%) 02/05/2021	1,759,000	1,759,676
Goldman Sachs Group, Inc.
0.994% (3 Month LIBOR + 0.780%) 10/31/2022 (b)	3,198,000	3,211,290
JPMorgan Chase & Co.
1.237% (3 Month LIBOR + 1.000%) 01/15/2023 (b)	1,000,000	1,008,559
1.115% (3 Month LIBOR + 0.900%) 04/25/2023 (b)	1,155,000	1,166,262
Manufacturers & Traders Trust Co.
0.485% (3 Month LIBOR + 0.270%) 01/25/2021 (b)	1,205,000	1,205,205
0.865% (3 Month LIBOR + 0.640%) 12/01/2021 (c)	1,553,000	1,553,479
Morgan Stanley
2.500%, 04/21/2021	500,000	503,116
0.789% (3 Month SOFR + 0.700%) 01/20/2023 (b)	1,137,000	1,141,568
PNC Bank NA
0.717% (3 Month LIBOR + 0.500%) 07/27/2022 (b)	1,535,000	1,544,292
Regions Financial Corp.
3.200%, 02/08/2021	328,000	328,126
Royal Bank of Canada
0.604% (3 Month LIBOR + 0.390%) 04/30/2021 (b)	445,000	445,544
0.578% (3 Month LIBOR + 0.360%) 01/17/2023 (b)	1,000,000	1,004,891
Swedbank AB
0.920% (3 Month LIBOR + 0.700%) 03/14/2022 (a)(b)	200,000	201,339
Toronto-Dominion Bank
0.499% (3 Month LIBOR + 0.270%) 03/17/2021 (b)	595,000	595,345
Truist Bank
0.804% (3 Month LIBOR + 0.590%) 08/02/2022 (b)	500,000	501,370
US Bank NA
0.653% (3 Month LIBOR + 0.440%) 05/23/2022 (b)	750,000	753,664
Wells Fargo & Co.
1.325% (3 Month LIBOR + 1.110%) 01/24/2023 (b)	878,000	885,712
Wells Fargo Bank NA
0.890% (3 Month LIBOR + 0.660%) 09/09/2022 (b)	750,000	753,201
2.082%, 09/09/2022 (c)	200,000	202,314
Westpac Banking Corp.
0.794% (3 Month LIBOR + 0.570%) 01/11/2023 (b)	1,500,000	1,511,562
		38,567,373

Business Support Services - 2.2%
Glencore Finance Canada, Ltd.
4.950%, 11/15/2021 (a)	1,200,000	1,248,284
4.250%, 10/25/2022 (a)	1,000,000	1,065,545
		2,313,829
Chemicals - 3.8%
Albemarle Corp.
1.271% (3 Month LIBOR + 1.050%) 11/15/2022 (b)	500,000	498,981
SHERWIN WILLIAMS Co.
2.750%, 06/01/2022	293,000	302,431
LYB International Finance III LLC
1.230% (3 Month LIBOR + 1.000%) 10/01/2023 (b)	2,000,000	2,003,686
Westlake Chemical Corp.
3.600%, 07/15/2022	1,150,000	1,191,701
		3,996,799
Consumer Finance - 2.1%
AIG Global Funding
0.711% (3 Month LIBOR + 0.460%) 06/25/2021 (a)(b)	446,000	446,893
2.700%, 12/15/2021 (a)	75,000	76,704
Capital One Financial Corp.
0.934% (3 Month LIBOR + 0.720%) 01/30/2023 (b)	1,731,000	1,739,821
		2,263,418
Containers & Packaging - 0.5%
WestRock RKT LLC
4.000%, 03/01/2023	500,000	531,418
Electronic Products - 0.5%
Arrow Electronics, Inc.
3.500%, 04/01/2022	500,000	514,581
Health Care Equipment & Supplies - 0.3%
Zimmer Biomet Holdings, Inc.
0.989% (3 Month LIBOR + 0.750%) 03/19/2021 (b)	317,000	317,007
Health Care Providers & Services - 2.2%
Cigna Corp.
0.879% (3 Month LIBOR + 0.650%) 09/17/2021 (b)	2,000,000	2,000,322
1.127% (3 Month LIBOR + 0.890%) 07/15/2023 (b)	360,000	364,253
		2,364,575
Household Products - 0.2%
Reckitt Benckiser Treasury Services PLC
0.798% (3 Month LIBOR + 0.560%) 06/24/2022 (a)(b)	200,000	200,961
Industrial Conglomerates - 2.1%
Honeywell International, Inc.
0.461% (3 Month LIBOR + 0.230%) 08/19/2022 (b)	2,270,000	2,272,486
Insurance - 9.4%
Allstate Corp.
0.881% (3 Month LIBOR + 0.630%) 03/29/2023 (b)	1,468,000	1,480,675
Athene Global Funding
1.464% (3 Month LIBOR + 1.230%) 07/01/2022 (a)(b)	200,000	201,545
Duquesne Light Holdings, Inc.
5.900%, 12/01/2021 (a)	345,000	359,849
Fidelity National Financial, Inc.
5.500%, 09/01/2022	500,000	538,966
Infinity Property and Casualty Corp.
5.000%, 09/19/2022	160,000	169,828
Jackson National Life Global Funding
0.701% (3 Month LIBOR + 0.480%) 06/11/2021 (a)(b)	250,000	250,493
0.692% (3 Month SOFR + 0.600%) 01/06/2023 (a)(b)	2,000,000	2,008,832
Metropolitan Life Global Funding I
0.662% (3 Month SOFR + 0.570%) 01/13/2023 (a)(b)	2,000,000	2,010,821
Nationwide Financial Services, Inc.
5.375%, 03/25/2021 (a)	324,000	327,527
New York Life Global Funding
2.950%, 01/28/2021 (a)	500,000	500,883
Progressive Corp.
3.750%, 08/23/2021	1,000,000	1,021,933
Reliance Standard Life Global Funding II
2.625%, 07/22/2022 (a)	464,000	477,220
W R Berkley Corp.
4.625%, 03/15/2022	513,000	537,806
		9,886,378

Investment & Miscellaneous Financial Services - 4.6%
Charles Schwab Corp. (b)
0.533% (3 Month LIBOR + 0.320%) 05/21/2021	1,649,000	1,650,519
FMR LLC
5.350%, 11/15/2021 (a)	200,000	208,494
Intercontinental Exchange, Inc.
0.867% (3 Month LIBOR + 0.650%) 06/15/2023 (b)	3,000,000	3,009,656
		4,868,669
Machinery - 4.7%
Caterpillar Financial Services Corp.
0.447% (3 Month LIBOR + 0.230%) 03/15/2021 (b)	2,600,000	2,600,896
0.505% (3 Month LIBOR + 0.280%) 09/07/2021 (b)	260,000	260,444
Otis Worldwide Corp.
0.684% (3 Month LIBOR + 0.450%) 04/05/2023 (b)	2,100,000	2,100,576
		4,961,916
Machinery - Construction / Farm - 0.3%
John Deere Capital Corp.
0.490% (3 Month LIBOR + 0.260%) 09/10/2021 (b)	300,000	300,545
Multi Utilities - 4.8%
CenterPoint Energy Houston Electric LLC
1.850%, 06/01/2021	350,000	351,744
Dominion Energy, Inc.
0.747% (3 Month LIBOR + 0.530%) 09/15/2023 (b)	1,000,000	1,002,240
Duke Energy Florida LLC
0.482% (3 Month LIBOR + 0.250%) 11/26/2021 (b)	130,000	130,226
Duke Energy Florida Project Finance LLC
1.731%, 09/01/2024	153,807	155,305
Duke Energy Progress LLC
0.400% (3 Month LIBOR + 0.180%) 02/18/2022 (b)	1,000,000	1,000,192
Florida Power & Light Co.
0.602% (3 Month LIBOR + 0.380%) 07/28/2023 (b)	1,911,000	1,911,406
Wisconsin Power and Light Co.
2.250%, 11/15/2022	442,000	454,830
		5,005,943
Oil, Gas & Consumable Fuels - 2.9%
Phillips 66
0.840% (3 Month LIBOR + 0.620%) 02/15/2024 (b)	1,900,000	1,901,809
Valero Energy Corp.
1.367% (3 Month LIBOR + 1.150%) 09/15/2023 (b)	1,158,000	1,161,070
		3,062,879
Pharmaceuticals - 4.4%
AbbVie, Inc.
0.863% (3 Month LIBOR + 0.650%) 11/21/2022 (b)	2,000,000	2,013,779
AstraZeneca PLC
0.887% (3 Month LIBOR + 0.665%) 08/17/2023 (b)	2,195,000	2,214,492
Perrigo Co PLC
4.000%, 11/15/2023	400,000	432,116
		4,660,387
Professional Services - 2.4%
Equifax, Inc.
1.091% (3 Month LIBOR + 0.870%) 08/15/2021 (b)	2,411,000	2,418,703
Semiconductors & Semiconductor Equipment - 1.0%
Xilinx, Inc.
3.000%, 03/15/2021	1,073,000	1,078,421
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.
0.555% (3 Month LIBOR + 0.350%) 05/11/2022 (b)	1,650,000	1,656,937
Hewlett Packard Enterprise Co.
0.900% (3 Month LIBOR + 0.680%) 03/12/2021 (b)	500,000	500,454
0.954% (3 Month LIBOR + 0.720%) 10/05/2021 (b)	1,062,000	1,062,158
		3,219,549
TOTAL CORPORATE OBLIGATIONS (Cost $102,034,780)		102,630,047

MUNICIPAL DEBT OBLIGATIONS - 0.2%
City of Moline IL
2.080%, 12/01/2021	135,000	135,327
2.130%, 12/01/2022	100,000	100,695
TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $235,000)		236,022

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 0.04% (d)	967,124	967,124
TOTAL SHORT TERM INVESTMENTS (Cost $967,124)		967,124

Total Investments (Cost $104,953,298) - 99.8%		105,553,661
Other Assets in Excess of Liabilities - 0.2%		241,976
TOTAL NET ASSETS - 100.0%		$105,795,637

Percentages are stated as a percent of net assets.

(a)
Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,550,483, which represented 19.42% of the net assets of the Fund.

(b)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of December 31, 2020.
(c)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of December 31, 2020.
(d)	The rate quoted is the annualized seven-day yield at December 31, 2020.
(e)	As of December 31, 2020, the Fund had a significant portion of its assets invested in the Banking Industry.

ETF Managers Trust

The following is a summary of significant accounting policies consistently followed by ETFMG Prime Junior Silver Miners ETF (“SILJ), ETFMG Prime Cyber Security ETF (“HACK”), ETFMG Prime Mobile Payments ETF (“IPAY”), ETFMG Sit Ultra Short ETF (“VALT”), ETFMG Travel Tech ETF (“AWAY”), ETFMG Treatments, Testing and Advancements ETF (“GERM”), Wedbush ETFMG Video Game Tech ETF (“GAMR”), Wedbush ETFMG Global Cloud Technology ETF (“IVES”), BlueStar Israel Technology ETF (“ITEQ”), Etho Climate Leadership U.S. ETF (“ETHO”) and AI Powered Equity ETF (“AIEQ”) (each a “Fund,” or collectively the “Funds”).

Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of December 31, 2020, HACK, IPAY, VALT, AWAY, GERM, GAMR, IVES, ITEQ, and ETHO did not hold any fair valued securities. As of December 31, 2020, AIEQ held one fair valued security. As of December 31, 2020, SILJ held three fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of December 31, 2020:

VALT
Assets^	Level 1	Level 2	Level 3	Total
Fixed Income
Asset Backed Securities	$-	$1,720,468	$-	$1,720,468
Corporate Obligations	-	102,630,047	-	102,630,047
Municipal Debt Obligations	-	236,022	-	236,022
Short Term Investments	967,124	-	-	967,124
Total Investments in Securities	$967,124	$104,586,537	$-	$105,553,661

(1) Includes a security valued at $0.
^ See Schedule of Investments for classifications by country and industry
* Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expediant have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.
** Investment was purchased with collateral.